NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2013
NON-CONTROLLING INTERESTS
NON-CONTROLLING INTERESTS

27. NONCONTROLLING INTERESTS

a.   21st School

On December 30, 2011, the Group entered into a sale and purchase agreement to dispose of the equity interests of 21st School to Xihua Group, retaining the right to operate the 21st School on behalf of Xihua Group for an additional 15 years, after which point the operating right will revert back to Xihua Group, unless Xihua Group should exercise its option to terminate the operating rights agreement at an earlier date. The total consideration for the disposal of 21st School was RMB 183,677, which included a)a waiver of liabilities to Xihua Group; b) a transfer of amounts due to 21st School to Xihua Group.

The Group determined that 21st School was the Group’s VIE because the equity holder, Xihua Group, lack the characteristics of a controlling financial interest, and that Xihua Group, represented a non controlling interest in the entity during the 15 year operating period.

Non controlling interest of RMB 285,713 represented the estimated carrying value of goodwill, intangible asset and long-lived assets at the end of 15-year operating right period, which was adjusted to reflect the change in its ownership interest in the subsidiary. The difference between the consideration and the carrying amount of the non controlling interest was recognized in additional paid in capital, amounting to RMB 102,036.

In 2013, non controlling interest was derecognized as a result of the disposal of 21st School.

b.     Others

As of December 31, 2012, the Group recognized a non controlling interest in the consolidated statements of operations and other comprehensive income (loss) to reflect the 5%, 10%, 30%, 36% and 23% economic interest in Guangzhou ZS Career Enhancement, Shenyang K-12, Taishidian Holding, Ambow Jingxue and Genesis Career Enhancement, respectively, that is attributable to the shareholders other than the Group. As of December 31, 2013, the 30% economic interest in Taishidian Holding was derecognized with the disposal of Taishidian Holding. In 2013, the 5% economic interest in Guangzhou ZS Career Enhancement was derecognized as a result of deconsolidation of subsidiary.